Commitments and contingencies	12 Months Ended
Dec. 31, 2014
Commitments and Contingencies Disclosure [Abstract]
Commitments and contingencies
Commitments and contingencies
Legal Proceedings
From time to time we are a party, as plaintiff or defendant, to lawsuits in various jurisdictions in the ordinary course of business or in connection with our acquisition or disposal activities. We believe that the resolution of such claims will not have a material impact individually or in the aggregate on our operations or financial condition. Our best estimate of the outcome of the various disputes has been reflected in our financial statements as of December 31, 2014.

Pledged Assets
The book value of assets pledged under mortgage and overdraft facilities at December 31, 2014 and 2013 was $4,953.4 million, and $3,442.6 million, respectively.

Purchase Commitments
At December 31, 2014 and 2013 the Company had no contractual purchase commitments.

Guarantees
At December 31, 2014 the Company has issued guarantees in favor of third parties as follows, which is the maximum potential future payment for each type of guarantee:

(in US$ millions)	December 31, 2014	December 31, 2013
Guarantees to customers of the Company's own performance	370.0	530.0
Guarantee in favor of banks	515.5	103.4
Total	885.5	633.4